Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of share-based payment arrangements
	2020		2019		2018
	Weighted		Weighted		Weighted
	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)

Outstanding at 1 January	113	16,379	107	18,617	125	10,717
Granted	111	3,870	-	-	104	9,500
Forfeited	(52)	(300)	(152)	(2,238)	(219)	(1,600)
Exercised	(25)	(2,925)

Outstanding at 31 December	67	17,024	113	16,379	107	18,617

Exercisable at 31 December	65	6,249	67	5,521	50	5,236

Schedule of share options expiry dates and exercise price
Grant Date	Expiry Date	Exercise Price	Share Options as at 31 December 2020 (‘000)
26 June 2014	26 June 2024	$0.47	1,831
30 April 2018	30 April 2028	$1.10	1,300
6 May 2020	5 May 2028	$0.47	12,393
23 July 2020	26 July 2030	$2.11	1,000
25 August 2020	24 August 2030	$1.98	500
Total			17,024

Schedule of warrants expensed in the statement of comprehensive income
	6 May 2020	23 July 2020

Grant date share price	$0.853	$2.184
Exercise share price	$0.478	$2.150
Risk free rate	0.04% to 0.05%	0.04% to 0.05%
Expected volatility	92% to 117%	92% to 117%
Option life	10 years	10 years
Weighted average share price	$0.853	$2.184
Weighted average fair value per share option	$0.478	$2.150

Schedule of fair value of the warrants using the Black-Scholes valuation model
	January 2020	21 January 2020	1 June 2020

Grant date share price	£0.43	£0.43	£1.15
Exercise share price	£0.42	£0.35	£0.70
Risk free rate	0.64%	0.40%	0.04%
Expected volatility	61.7%	84.7%	111%

Schedule of warrants expensed in the statement of comprehensive income
	2020 $000	2019 $000

Outstanding at 1 January	2,418	1,873
Granted	324	545
Transfer to share premium on exercise of warrants	(2,046)	-

Outstanding at 31 December	697	2,418